Operating Lease - Schedule of Maturities of Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	¥ 8,608
2026	6,124
2027	3,592
2028	1,495
2029 and after	8,111
Total undiscounted operating lease payments	27,930
Less: imputed interest	(1,506)
Total	¥ 26,424	¥ 36,075